UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09571
NUVEEN SENIOR INCOME FUND
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Senior Income Fund (NSL)
April 30, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 116.4% (83.8% of Total Investments) (4)

	Aerospace & Defense – 1.7% (1.3% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.090%	7/31/14	B	$550,532
559	DAE Aviation Holdings, Inc., Term Loan B2	4.090%	7/31/14	B	535,842
112	Hawker Beechcraft, LLC, LC Facility, DD1	2.290%	3/26/14	CCC+	96,212
1,879	Hawker Beechcraft, LLC, Term Loan, DD1	2.278%	3/26/14	CCC+	1,617,638
1,000	McKechnie Aerospace Holdings, Inc., Term Loan, WI/DD	TBD	TBD	N/R	927,323

4,124	Total Aerospace & Defense				3,727,547

	Airlines – 3.3% (2.4% of Total Investments)

1,940	Delta Air Lines, Inc., Credit Linked Deposit	2.298%	4/30/12	Ba2	1,899,988
1,945	Delta Air Lines, Inc., Term Loan	3.548%	4/30/14	B	1,824,896
3,546	United Air Lines, Inc., Term Loan B	2.357%	2/01/14	B+	3,274,526

7,431	Total Airlines				6,999,410

	Auto Components – 2.4% (1.7% of Total Investments)

3,726	Federal-Mogul Corporation, Tranche B, Term Loan	2.189%	12/29/14	Ba3	3,415,502
1,901	Federal-Mogul Corporation, Tranche C, Term Loan	2.196%	12/28/15	Ba3	1,742,991

5,627	Total Auto Components				5,158,493

	Automobiles – 2.2% (1.6% of Total Investments)

4,950	Ford Motor Company, Term Loan	3.284%	12/15/13	Ba2	4,788,605

	Building Products – 6.2% (4.5% of Total Investments)

848	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	D	784,784
5,837	Building Materials Corporation of America, Term Loan	3.063%	2/22/14	BBB-	5,771,417
1,319	Euramax Holdings, Inc., PIK Term Loan	14.000%	6/29/13	B-	1,164,062
1,288	Euramax Holdings, Inc., Term Loan	10.000%	6/22/13	B-	1,136,359
4,533	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	4,408,764

13,825	Total Building Products				13,265,386

	Chemicals – 3.3% (2.4% of Total Investments)

400	Celanese US Holdings LLC, Credit Linked Deposit	1.999%	4/02/14	BB+	392,250
543	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	528,448
120	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	Ba3	115,698
53	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	Ba3	51,249
1,420	Hexion Specialty Chemicals, Inc., Term Loan C4	2.500%	5/05/13	Ba3	1,355,703
644	Huntsman International LLC, Term Loan	2.056%	4/19/14	Ba2	621,101
897	Ineos US Finance LLC, Tranche B2	1.000%	12/16/13	CCC+	897,176
897	Ineos US Finance LLC, Tranche C2	5.250%	12/16/14	CCC+	897,199
12	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.500%	12/20/13	N/R	7,334
27	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.500%	12/20/13	N/R	16,142
35	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.750%	12/22/14	N/R	21,055
35	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.750%	12/20/14	N/R	21,055
35	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.750%	12/22/14	N/R	21,055
45	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.500%	12/20/13	N/R	27,502
87	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.500%	12/20/13	N/R	52,398
151	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	3.750%	12/22/14	N/R	91,361
151	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	3.750%	12/22/14	N/R	91,361
151	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	3.750%	12/22/14	N/R	91,361
1,686	Univar, Inc., Term Loan	3.273%	10/10/14	B+	1,659,174

7,389	Total Chemicals				6,958,622

	Commercial Services & Supplies – 2.8% (2.0% of Total Investments)

1,438	Rental Services Corporation, Term Loan	3.800%	11/27/13	B-	1,400,800
134	ServiceMaster Company, Delayed Term Loan	2.780%	7/24/14	B+	130,242
1,350	ServiceMaster Company, Term Loan	2.764%	7/24/14	B+	1,307,849
998	Universal City Development Partners, Ltd., Term Loan B, WI/DD	TBD	TBD	Ba2	992,513
1,002	Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	1,009,371
733	West Corporation, Term Loan B4	4.140%	6/30/16	BB-	730,318
443	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	365,876

6,098	Total Commercial Services & Supplies				5,936,969

	Communications Equipment – 2.8% (2.0% of Total Investments)

5,463	Avaya, Inc., Term Loan	3.002%	10/26/14	B1	5,016,430
1,000	Telcordia Technologies, Inc., New Term Loan, WI/DD	TBD	TBD	B+	1,004,375

6,463	Total Communications Equipment				6,020,805

	Containers & Packaging – 0.0% (0.0% of Total Investments)

35	Graham Packaging Company LP, Term Loan B	2.504%	10/07/11	B+	34,356

	Diversified Consumer Services – 1.2% (0.9% of Total Investments)

2,943	Cengage Learning Acquisitions, Inc., Term Loan, DD1	2.790%	7/05/14	B+	2,639,075

	Diversified Financial Services – 1.8% (1.3% of Total Investments)

700	CIT Group, Inc., Tranche A1, Term Loan	13.000%	1/18/12	BB	722,925
1,400	CIT Group, Inc., Tranche B1, Term Loan	13.000%	1/18/12	BB	1,434,125
1,750	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,743,240

3,850	Total Diversified Financial Services				3,900,290

	Diversified Telecommunication Services – 2.3% (1.7% of Total Investments)

324	Intelsat, Tranche B2, Term Loan A	2.792%	1/03/14	BB-	318,415
324	Intelsat, Tranche B2, Term Loan B	2.792%	1/03/14	BB-	318,317
324	Intelsat, Tranche B2, Term Loan C	2.792%	1/03/14	BB-	318,317
2,000	Intelsat, Unsecured Term Loan	2.804%	2/01/14	B+	1,800,000
2,267	Level 3 Financing, Inc., Term Loan	2.548%	3/13/14	B+	2,127,126
5,000	WCI Capital Corporation, Term Loan B, (5), (6)	3.500%	9/30/07	N/R	45,000

10,239	Total Diversified Telecommunication Services				4,927,175

	Electric Utilities – 0.8% (0.6% of Total Investments)

661	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	638,458
556	Calpine Corporation Revolver, (12), (13)	0.100%	3/31/14	B+	(51,736)
447	TXU Corporation, Term Loan B2	3.752%	10/10/14	B+	367,273
953	TXU Corporation, Term Loan B3	3.752%	10/10/14	B+	778,583

2,617	Total Electric Utilities				1,732,578

	Electrical Equipment – 1.3% (0.9% of Total Investments)

2,870	Allison Transmission Holdings, Inc., Term Loan	3.014%	8/07/14	B	2,750,428

	Electronic Equipment & Instruments – 0.9% (0.6% of Total Investments)

1,925	Sensata Technologies B.V., Term Loan	2.078%	4/27/13	BB-	1,862,037

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

442	Dresser-Rand Group, Inc., Term Loan	2.500%	5/04/14	B+	431,152

	Food & Staples Retailing – 2.2% (1.6% of Total Investments)

500	Rite Aid Corporation, Tranche 4, Term Loan	9.500%	6/10/15	B+	522,917
4,468	U.S. Foodservice, Inc., Term Loan	2.768%	7/03/14	B2	4,075,788

4,968	Total Food & Staples Retailing				4,598,705

	Food Products – 0.2% (0.2% of Total Investments)

492	Pinnacle Foods Finance LLC, Tranche C, Term Loan	7.500%	4/02/14	B	496,305

	Health Care Equipment & Supplies – 1.2% (0.9% of Total Investments)

240	Fenwal, Inc., Delayed Term Loan	2.502%	2/28/14	B	212,580
760	Fenwal, Inc., Term Loan	2.502%	2/28/14	B	674,920
911	Symbion, Inc., Term Loan A	3.523%	8/23/13	Ba3	854,063
931	Symbion, Inc., Term Loan B	3.523%	8/25/14	Ba3	872,813

2,842	Total Health Care Equipment & Supplies				2,614,376

	Health Care Providers & Services – 10.3% (7.4% of Total Investments)

1,500	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,484,625
218	Community Health Systems, Inc., Delayed Term Loan	2.502%	7/25/14	BB	212,539
4,264	Community Health Systems, Inc., Term Loan	2.502%	7/25/14	BB	4,150,449
2,436	HCA, Inc., Tranche B2, Term Loan	1.000%	11/18/13	BB	2,423,004
1,016	HCA, Inc., Tranche B1, Term Loan	5.250%	11/18/13	BB+	989,670
456	IASIS Healthcare LLC, Delayed Term Loan	2.273%	3/14/14	Ba2	443,752
124	IASIS Healthcare LLC, Letter of Credit	2.280%	3/14/14	Ba2	120,442
2,081	IASIS Healthcare LLC, PIK Term Loan	5.588%	6/15/14	CCC+	1,991,442
1,317	IASIS Healthcare LLC, Term Loan	2.273%	3/14/14	Ba2	1,282,191
3,820	LifeCare, Term Loan B	4.590%	8/10/12	B2	3,552,600
1,995	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	2,007,469
1,712	Select Medical Corporation, Term Loan	2.251%	2/24/12	Ba2	1,660,408
1,578	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,586,204

22,517	Total Health Care Providers & Services				21,904,795

	Hotels, Restaurants & Leisure – 13.7% (9.9% of Total Investments)

2,000	24 Hour Fitness Worldwide, Inc., New Term Loan, WI/DD	TBD	TBD	Ba2	1,960,000
3,393	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	3,366,615
1,474	Cedar Fair LP, Extended US Term Loan	4.273%	8/30/14	BB-	1,474,090
1,765	Cedar Fair LP, Term Loan	2.273%	8/30/12	BB-	1,753,903
2,000	Harrah’s Operating Company, Inc., Term Loan B2, WI/DD	TBD	TBD	B	1,764,306
391	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	382,545
507	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	496,376
1,267	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	1,240,940
2,361	Orbitz Worldwide, Inc., Term Loan	3.284%	7/25/14	B+	2,291,012
229	OSI Restaurant Partners LLC, Revolver	0.767%	6/14/13	B+	208,215
2,137	OSI Restaurant Partners LLC, Term Loan	2.625%	6/14/14	B+	1,941,822
491	Pinnacle Foods Finance LLC, Term Loan	2.999%	4/02/14	B	478,728
1,000	QCE LLC, Term Loan	6.040%	11/05/13	N/R	744,000
994	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB-	1,000,209
979	Sagittarius Restaurants LLC, Term Loan	9.500%	3/29/13	B2	981,423
1,995	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	2,011,209
973	Travelport LLC, Delayed Term Loan	2.790%	8/23/13	Ba3	948,552
268	Travelport LLC, Letter of Credit	2.790%	8/23/13	Ba3	260,573
1,334	Travelport LLC, Term Loan	2.790%	8/23/13	Ba3	1,298,640
953	Venetian Casino Resort LLC, Delayed Term Loan	2.050%	5/23/14	B-	902,892
3,940	Venetian Casino Resort LLC, Term Loan	2.050%	5/23/14	B-	3,731,598

30,451	Total Hotels, Restaurants & Leisure				29,237,648

	Household Products – 2.1% (1.5% of Total Investments)

220	Spectrum Brands, Inc., Synthetic Letter of Credit	8.000%	6/30/12	B-	219,837
4,252	Spectrum Brands, Inc., Term Loan	8.000%	6/30/12	B-	4,252,716

4,472	Total Household Products				4,472,553

	Industrial Conglomerates – 0.6% (0.4% of Total Investments)

1,200	CF Industries, Inc., Term Loan	5.250%	4/05/15	BBB	1,209,300

	Insurance – 1.0% (0.7% of Total Investments)

2,165	Conseco, Inc., Term Loan	7.500%	10/10/13	B-	2,113,613

	Internet Software & Services – 0.6% (0.4% of Total Investments)

1,462	Open Solutions, Inc., Term Loan B	2.445%	1/23/14	BB-	1,321,570

	IT Services – 5.0% (3.6% of Total Investments)

1,983	Ceridian Corporation, US Term Loan	3.263%	11/09/14	B1	1,874,757
955	First Data Corporation, Term Loan B1	3.014%	9/24/14	B+	861,263
2,480	First Data Corporation, Term Loan B2	3.032%	9/24/14	B+	2,231,955
680	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, DD1	6.250%	7/28/12	N/R	660,314
1,650	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.523%	3/02/14	CCC+	1,340,625
2,850	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.523%	3/02/14	CCC+	2,372,625
1,304	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, DD1	6.030%	7/28/15	B+	1,265,603

11,902	Total IT Services				10,607,142

	Leisure Equipment & Products – 2.5% (1.8% of Total Investments)

3,244	Bombardier Recreational Products, Inc., Term Loan	3.254%	6/28/13	Caa1	2,879,977
1,274	Herbst Gaming, Inc., Delayed Term Loan, (5), (6)	0.000%	12/02/11	N/R	806,587
2,642	Herbst Gaming, Inc., Term Loan, (5), (6)	0.000%	12/02/11	N/R	1,672,417

7,160	Total Leisure Equipment & Products				5,358,981

	Machinery – 1.1% (0.8% of Total Investments)

546	Rexnord Corporation, Incremental Term Loan	2.563%	7/19/13	BB-	527,176
1,869	Rexnord Corporation, Term Loan	2.813%	7/19/13	Ba2	1,829,139

2,415	Total Machinery				2,356,315

	Media – 14.6% (10.5% of Total Investments)

62	American Media Operations, Inc., Term Loan	10.000%	1/30/13	B3	60,297
1,695	Carmike Cinemas, Inc., Term Loan	5.500%	1/27/16	B1	1,696,583
829	Cequel Communications LLC, Term Loan B	2.292%	11/05/13	BB-	815,237
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	BB+	930,833
4,391	Charter Communications Operating Holdings LLC, Term Loan C	3.550%	9/06/16	BB+	4,205,321
541	Charter Communications Operating Holdings LLC, Term Loan	2.300%	3/06/14	BB+	514,256
4,119	Citadel Broadcasting Corporation, Term Loan, (7)	1.750%	6/12/14	D	4,012,475
1,543	Gray Television, Inc., Term Loan B, DD1	3.801%	12/31/14	B2	1,518,494
3,860	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (6), (7)	18.250%	4/08/12	N/R	1,792,439
1,213	Nielsen Finance LLC, Term Loan B	4.001%	5/02/16	Ba3	1,201,499
1,888	Philadelphia Newspapers, Term Loan, (5), (6)	5.500%	6/29/13	N/R	533,418
2,982	Spanish Broadcasting System, Inc., Term Loan B	2.050%	6/10/12	CCC+	2,772,983
1,134	SuperMedia, Term Loan	8.000%	12/31/15	B-	1,064,899
4,910	Tribune Company, Term Loan B, (5), (6)	3.000%	6/04/14	Ca	3,303,711
683	Tribune Company, Term Loan X, (5), (6)	2.750%	6/04/09	Ca	449,280
5,000	Univision Communications, Inc., Term Loan	2.540%	9/29/14	B2	4,567,501
2,000	Yell Group PLC, Term Loan, WI/DD	TBD	TBD	N/R	1,667,500

37,850	Total Media				31,106,726

	Metals & Mining – 1.0% (0.7% of Total Investments)

2,143	John Maneely Company, Term Loan	3.552%	12/08/13	B	2,065,196

	Multiline Retail – 0.4% (0.3% of Total Investments)

984	Neiman Marcus Group, Inc., Term Loan	2.252%	4/06/13	BB-	944,611

	Oil, Gas & Consumable Fuels – 4.3% (3.1% of Total Investments)

168	Alon USA Energy, Inc., Edgington Facility, WI/DD	TBD	TBD	BB-	138,273
1,341	Alon USA Energy, Inc., Paramount Facility, WI/DD	TBD	TBD	BB-	1,106,101
1,238	Big West Oil LLC, Delayed Term Loan, (5)	4.500%	5/15/14	B2	1,230,565
1,000	Big West Oil LLC, New Term Loan, WI/DD	TBD	TBD	B2	1,012,917
984	Big West Oil LLC, Term Loan, (5)	4.500%	5/15/14	B2	978,859
295	Calumet Lubricants Company LP, Credit Linked Deposit	4.142%	1/03/15	B1	281,520
2,182	Calumet Lubricants Company LP, Term Loan	4.250%	1/03/15	B1	2,084,784
2,478	Venoco, Inc., Term Loan	4.313%	5/07/14	BB-	2,381,922

9,686	Total Oil, Gas & Consumable Fuels				9,214,941

	Paper & Forest Products – 1.4% (1.0% of Total Investments)

3,840	Wilton Products, Term Loan	3.500%	11/16/14	B+	3,014,591

	Personal Products – 0.9% (0.7% of Total Investments)

2,000	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	Ba3	1,993,564

	Pharmaceuticals – 2.7% (1.9% of Total Investments)

2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, DD1	6.773%	5/03/13	CCC	1,145,000
2,228	Graceway Pharmaceuticals LLC, Term Loan, DD1	3.021%	5/03/12	B-	1,901,229
1,000	Mylan Laboratories, Inc., Term Loan	3.563%	10/02/14	BB+	1,000,344
237	Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	237,335
661	Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	662,771
304	Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	305,156
507	Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	508,140

6,937	Total Pharmaceuticals				5,759,975

	Professional Services – 0.4% (0.3% of Total Investments)

978	Vertrue Inc., Term Loan	3.300%	8/16/14	Ba3	834,054

	Real Estate Investment Trust – 0.4% (0.3% of Total Investments)

775	Tishman Speyer Real Estate, Liquidation Facility, (6)	15.000%	12/01/09	N/R	806,404

	Real Estate Management & Development – 4.0% (2.9% of Total Investments)

3,552	Capital Automotive LP, Tranche C	2.750%	12/14/12	Ba3	3,320,750
3,605	LNR Property Corporation, Term Loan B	3.500%	7/12/11	CCC	3,424,475
1,921	Realogy Corporation, Delayed Term Loan	3.293%	10/10/13	Caa1	1,745,570

9,078	Total Real Estate Management & Development				8,490,795

	Road & Rail – 2.8% (2.0% of Total Investments)

393	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba2	392,703
5,716	Swift Transportation Company, Inc., Term Loan	8.250%	5/10/14	B-	5,577,093

6,109	Total Road & Rail				5,969,796

	Semiconductors & Equipment – 1.5% (1.1% of Total Investments)

1,204	Freescale Semiconductor, Inc., Term Loan	4.499%	12/01/16	B2	1,159,414
2,000	Spansion LLC, Term Loan	5.500%	3/15/15	BB-	2,027,500

3,204	Total Semiconductors & Equipment				3,186,914

	Software – 2.6% (1.8% of Total Investments)

2,904	Dealer Computer Services, Inc., New Term Loan	5.250%	4/01/17	BB-	2,903,582
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.540%	5/31/15	CCC	1,725,000
914	IPC Systems, Inc., Term Loan	2.533%	5/31/14	B1	833,419

5,818	Total Software				5,462,001

	Specialty Retail – 4.4% (3.1% of Total Investments)

4,066	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	2.548%	5/28/13	B-	3,898,031
1,983	Michaels Stores, Inc., Term Loan B1	2.538%	10/31/13	B	1,905,149
1,396	Michaels Stores, Inc., Term Loan B2	4.788%	7/31/16	B	1,379,255
1,042	Micro Warehouse, Inc., Term Loan B, (5), (6), (8)	0.000%	1/30/07	N/R	108,608
2,000	Toys “R” Us – Delaware, Inc., Term Loan B	4.513%	7/19/12	BB-	2,001,478

10,487	Total Specialty Retail				9,292,521

	Wireless Telecommunication Services – 1.3% (0.9% of Total Investments)

1,990	Asurion Corporation, Term Loan	3.250%	7/03/14	N/R	1,970,237
1,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.923%	11/13/15	Caa1	837,188

2,990	Total Wireless Telecommunication Services				2,807,425

$275,753	Total Variable Rate Senior Loan Interests (cost $253,108,950)				248,373,745

Shares	Description (1)				Value

	Common Stocks – 2.6% (1.9% of Total Investments)

	Building Products – 1.8% (1.3% of Total Investments)

88,501	Masonite Worldwide Holdings, (9), (10)				$3,894,044

	Chemicals – 0.2% (0.2% of Total Investments)

18,371	Lyondell Chemical Company, DD1, (10)				391,532

	Media – 0.6% (0.4% of Total Investments)

33,484	Readers Digest Association Inc., (10)				954,294
5,365	SuperMedia Inc., (9)				240,889

	Total Media				1,195,183

	Total Common Stocks (cost $5,037,134)				5,480,759

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 2.9% (2.1% of Total Investments)

	Computers & Peripherals – 0.8% (0.6% of Total Investments)

$2,000	Hutchinson Technology Inc.	3.250%	1/15/26	B-	$1,750,000

	Food & Staples Retailing – 1.4% (1.0% of Total Investments)

3,000	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	CCC	2,955,000

	Real Estate Investment Trust – 0.7% (0.5% of Total Investments)

1,500	MPT Operating Partnership Limited Partnership, 144A	6.125%	11/15/11	N/A	1,548,750

$6,500	Total Convertible Bonds (cost $4,939,541)				6,253,750

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 10.4% (7.5% of Total Investments)

	Auto Components – 0.2% (0.1% of Total Investments)

$400	Exide Technologies	10.500%	3/15/13	B-	$411,500

	Automobiles – 2.1% (1.5% of Total Investments)

8,000	General Motors Corporation	8.250%	7/15/23	N/R	3,000,000
4,000	General Motors Corporation	6.750%	5/01/28	N/R	1,440,000

12,000	Total Automobiles				4,440,000

	Biotechnology – 0.8% (0.6% of Total Investments)

2,000	Angiotech Pharmaceuticals, Inc., Floating Rate Note, 3.750% plus three-month LIBOR	4.097%	12/01/13	CCC	1,642,500

	Building Products – 0.1% (0.1% of Total Investments)

250	Ply Gem Industries Inc.	11.750%	6/15/13	CCC+	267,188

	Construction Materials – 1.0% (0.7% of Total Investments)

2,000	Headwaters Inc.	11.375%	11/01/14	B+	2,125,000

	Health Care Providers & Services – 0.9% (0.6% of Total Investments)

1,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.281%	9/15/15	CCC+	907,500
1,031	US Oncology Holdings Inc., Floating Rate Note, 5.000% plus six-month LIBOR	5.531%	3/15/12	Caa1	989,760

2,031	Total Health Care Providers & Services				1,897,260

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,000	Merge Healthcare Inc., 144A	11.750%	5/01/15	B+	990,000

	Household Durables – 0.3% (0.2% of Total Investments)

700	William Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	Caa3	637,000

	Internet Software & Services – 0.8% (0.6% of Total Investments)

2,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,700,000

	IT Services – 0.4% (0.3% of Total Investments)

1,000	First Data Corporation	11.250%	3/31/16	CCC+	840,000

	Oil, Gas & Consumable Fuels – 0.5% (0.4% of Total Investments)
1,100	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.847%	6/15/14	B3	1,039,500

	Paper & Forest Products – 0.4% (0.3% of Total Investments)

1,000	Verso Paper Holdings LLC., Series B	4.097%	8/01/14	B	915,000

	Pharmaceuticals – 0.3% (0.2% of Total Investments)

1,000	Angiotech Pharmaceuticals Inc.	7.750%	4/01/14	CC	630,000

	Road & Rail – 0.4% (0.3% of Total Investments)

1,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.847%	5/15/14	B	930,000

	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (11)	3.472%	6/01/13	N/R	1,012,500

	Specialty Retail – 0.3% (0.3% of Total Investments)

1,000	Local Insight Regatta Holdings	11.000%	12/01/17	CCC-	725,000

	Textiles, Apparel & Luxury Goods – 0.9% (0.7% of Total Investments)

2,000	Hanes Brands Inc., Series B, Floating Rate Note, 3.375% plus six-month LIBOR	3.906%	12/15/14	B+	1,940,000

$31,481	Total Corporate Bonds (cost $19,306,079)				22,142,448

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 6.6% (4.7% of Total Investments)

$13,983	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/10, repurchase price $13,983,510, collateralized by $14,420,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $14,267,725	0.010%	5/03/10		$13,983,498

	Total Short-Term Investments (cost $13,983,498)				13,983,498

	Total Investments (cost $296,375,202) – 138.9%				296,234,200

	Borrowings – (34.7)% (14)				(73,950,000)

	Other Assets Less Liabilities – (4.2)%				(8,979,788)

	Net Assets Applicable to Common Shares – 100%				$213,304,412

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$240,889	$5,239,870	$—	$5,480,759
Variable Rate Senior Loan Interests	—	248,265,137	108,608	248,373,745
Convertible Bonds	—	6,253,750	—	6,253,750
Corporate Bonds	—	22,142,448	—	22,142,448
Short-Term Investments	13,983,498	—	—	13,983,498

Total	$14,224,387	$281,901,205	$108,608	$296,234,200

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Variable Rate Senior Loan Interests

Balance at the beginning of period
Gains (losses):	$89,569
Net realized gains (losses)	(6,219,946)
Net change in unrealized appreciation (depreciation)	7,422,088
Net purchases at cost (sales at proceeds)	(1,183,103)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at the end of period	$108,608

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2010, the cost of investments was $296,433,103.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$17,678,459
Depreciation	(17,877,362)

Net unrealized appreciation (depreciation) of investments	$(198,903)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to April 30, 2010, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing security; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(10)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(11)	This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009, interest payment and subsequently received its September 1, 2009 interest payment as directed by the Bankruptcy Court’s Final Order. During this period, the Fund resumed accruing additional income on this issue. On September 2, 2009, the Fund ceased accruing additional income on this issue. On December 8, 2009, the Fund received its December 1, 2009, interest payment. As a result, the Fund’s Adviser concluded that the issuer was likely to meet its future interest payment obligations and resumed accruing interest on this issue.

(12)	Investment or portion of investment, represents an unfunded Senior Loan commitment outstanding at April 30, 2010. At April 30, 2010, the Fund had unfunded Senior Loan commitments of $555,556.

(13)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2010.

(14)	Borrowings as a percentage of Total Investments is 25.0%.

N/A	Not applicable/not available.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
NUVEEN SENIOR INCOME FUND

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2010